Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
96.800.570-7	Enel Distribución Chile S.A.	Chile	Chilean peso	99.09%	—	99.09%	99.09%	—	99.09%	99.09%	—	99.09%
96.783.910-8	Enel Colina S.A.	Chile	Chilean peso	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%	100.00%
91.081.000-6	Enel Generación Chile S.A.	Chile	U.S. dollar	93.55%	—	93.55%	93.55%	—	93.55%	93.55%	—	93.55%
96.504.980-0	Empresa Eléctrica Pehuenche S.A.	Chile	U.S. dollar	—	92.65%	92.65%	—	92.65%	92.65%	—	92.65%	92.65%
77.047.280-6	Sociedad Agrícola de Cameros Ltda.	Chile	Chilean peso	57.50%	—	57.50%	57.50%	—	57.50%	57.50%	—	57.50%
76.924.079-9	Enel X Chile S.p.A.	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%
76.412.562-2	Enel Green Power Chile S.A.	Chile	U.S. dollar	99.99%	—	99.99%	99.99%	—	99.99%	99.99%	—	99.99%
96.971.330-6	Geotérmica del Norte S.A.	Chile	U.S. dollar	—	84.59%	84.59%	—	84.59%	84.59%	—	84.59%	84.59%
76.126.507-5	Parque Talinay Oriente S.A.	Chile	U.S. dollar	—	60.91%	60.91%	—	60.91%	60.91%	—	60.91%	60.91%
77.741.548-4	Enel Mobility Chile SpA	Chile	Chilean peso	100.00%	—	100.00%	100.00%	—	100.00%	100.00%	—	100.00%
77.569.067-4	Enel X Way Chile S.p.A. (i)	Chile	Chilean peso	62.46%	—	62.46%	62.46%	—	62.46%	—	—	—

2025

No changes occurred.

2024

i.	On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. As a result of this capital increase, Enel Chile´s ownership interest in Enel X Way Chile S.p.A. increased from 49% to 62.46%, thereby gaining control of the company and resulting in this company becoming a subsidiary.

2023

ii.	On January 1, 2023, the spin-off by Enel Green Power Chile S.A. was completed, resulting in the incorporation of a new company, Arcadia Generación Solar S.A. In this process, assets and liabilities associated with the solar plants Carrera Pinto, Pampa Solar Norte, Diego de Almagro, and Domeyko were allocated to Arcadia Generación Solar S.A., The shareholders of Enel Green Power Chile S.A. received a number of shares of Arcadia Generación Solar S.A. equal to the number of shares they held in Enel Green Power Chile S.A. On October 24, 2023, Enel Chile completed the sale of all the shares it owned in Arcadia Generación Solar S.A., equivalent to 99.99% of the capital, to Sonnedix Chile Arcadia SpA and Sonnedix Chile Arcadia Generación SpA. (See Note 5.1).
iii.	On April 24, 2023, the subsidiary Enel X Chile SpA completed the spin-off of assets related to the public electric charging infrastructure, which were contributed to a new company named Enel Mobility Chile SpA, which is now a wholly owned subsidiary.

Schedule of investment in associates

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
76.418.940-K	GNL Chile S.A.	Chile	U.S. dollar	—	33.33%	33.33%	—	33.33%	33.33%	—	33.33%	33.33%
76.364.085-K	Energía Marina S.p.A.	Chile	Chilean peso	—	25.00%	25.00%	—	25.00%	25.00%	—	25.00%	25.00%
77.569.067-4	Enel X Way Chile S.p.A.(i)	Chile	Chilean peso	—	—	—	—	—	—	49.00%	—	49.00%
i.

On August 1, 2024, Enel Chile participated in a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. As a result of this capital increase, Enel Chile´s ownership interest in Enel X Way Chile S.p.A. increased from 49% to 62.46%, thereby gaining control of the company and resulting in Enel X Way Chile S.p.A. becoming a subsidiary.

Schedule of Associates and Joint Venture

				Ownership as of 12-31-2025			Ownership as of 12-31-2024			Ownership as of 01-01-2024
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
77.110.358-8	HIF H2 SpA.	Chile	U.S. dollar	—	50.00%	50.00%	—	50.00%	50.00%	—	50.00%	50.00%

Schedule of general price index

General price index
From January to December 2023	211.41%
From January to December 2024	117.76%
From January to December 2025	31.55%

Schedule of foreign exchange rate

	As of December 31,
	2025		2024		2023
	Close	Average	Close	Average	Close	Average
Chilean peso	907.13	950.43	996.46	943.74	877.12	839.91
Argentine peso	1,455.00	1,250.90	1,032.00	915.43	808.45	294.68